Revenues, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Time charter revenue (operating leases)	$ 202,400	$ 191,977	$ 146,533
Voyage charter revenue	0	1,113	1,095
Other income	4,282	8,458	6,412
Total	$ 206,682	$ 201,548	$ 154,040